Investments - Investment Category, Duration, and Unrealized Losses (Details) - Fixed maturity securities - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		$ 0
Fair value of securities in a continuous unrealized loss position,12 months or more		4,600,000
Total Fair Value		4,600,000
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(200,000)
Unrealized losses on securities in a continuous unrealized loss position	$ 0	(200,000)
U.S. corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0
Fair value of securities in a continuous unrealized loss position,12 months or more		3,000,000
Total Fair Value		3,000,000
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(100,000)
Unrealized losses on securities in a continuous unrealized loss position		(100,000)
Foreign corporate
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in a continuous unrealized loss position, Less than 12 months		0
Fair value of securities in a continuous unrealized loss position,12 months or more		1,600,000
Total Fair Value		1,600,000
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months		0
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more		(100,000)
Unrealized losses on securities in a continuous unrealized loss position		$ (100,000)